Share Capital (Tables)	12 Months Ended
Jun. 30, 2020
Share capital, reserves and other equity interest [Abstract]
Disclosure of Shares for Business Combinations, Asset Acquisitions and Strategic Investments
The Company issued the following shares for business combinations, asset acquisitions and investment in associates:

	Note	Number of shares issued	Share capital
		#	$
Year ended June 30, 2020
Acquisition of Reliva	12(a)(i)	2,480,810	52,380
Acquisition of intangible asset	14	209,123	5,040
		2,689,933	57,420

Year ended June 30, 2019
Acquisition of MedReleaf	12(b)(i)	30,843,353	2,568,634
Acquisition of Anandia	12(b)(ii)	1,059,707	78,588
Acquisition of Aurora Hemp Europe	12(b)(iii)	36,738	3,641
Acquisition of ICC	12(b)(iv)	2,658,722	255,237
Acquisition of Whistler	12(b)(v)	1,138,994	132,852
Acquisition of immaterial acquisitions	12(b)(vi)	22,376	2,101
Acquisition of intangible assets	14	113,864	9,841
Investment in EnWave	5(j)	70,049	10,000
		35,943,803	3,060,894

Disclosure of Summary of Warrants Outstanding
Each whole warrant entitles the holder to purchase one common share of the Company. A summary of warrants outstanding is as follows:

	Warrants	Weighted average exercise price
	#	$
Balance, June 30, 2018	595,215	45.72
Issued	1,574,626	110.76
Exercised	(187,685)	63.60
Balance, June 30, 2019	1,982,156	95.76
Issued	90,495	31.46
Exercised	(986)	73.79
Expired	(992,918)	109.83
Balance, June 30, 2020	1,078,747	77.36

Disclosure of Range of Exercise Prices of Outstanding Warrants
The following table summarizes the warrants that remain outstanding as at June 30, 2020:

Exercise Price ($)	Expiry Date	Warrants (#)
16.36 - 48.00	November 2, 2020 - May 29, 2025	550,555
112.46 - 116.09	August 9, 2023 to August 22, 2024	528,192
		1,078,747

Disclosure of Number and Weighted Average Exercise Prices of Compensation Options
A summary of the status of the compensation options outstanding is as follows:

	Compensation options	Weighted average exercise price
	#	$
Balance, June 30, 2018	300	55.52
Exercised	(300)	55.52
Balance, June 30, 2019 and 2020	—	—